Note 4(a) - Advances for Vessels Acquisitions/ Under Construction	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Advances for Vessels Acquisition Under Construction [Text Block]
4 (a)	Advances for Vessels Acquisitions / Under Construction:

An analysis of Advances for vessels acquisitions / under construction is as follows:

Advances for vessels acquisitions / under construction
Balance, December 31, 2015	25,098
— Additions	72,495
— Transferred to Vessels	(97,593)
Balance, December 31, 2016	-
— Advances paid	5,995
—Capitalized expenses	762
Balance, December 31, 2017	6,757

On
January 21,
May 20
and
August 10, 2016
the Company took delivery of M/T Eco Revolution, M/T Stenaweco Excellence and M/T Nord Valiant respectively. Advances for the construction of newbuilding vessels M/T Eco Palm Desert and M/T Eco California two
50,000
dwt product/chemical tanker that the Company acquired on
April 26, 2017
and on
November 24, 2017 (
see Note
1
) amounted to
$6,743
and
$14
respectively.